Average Annual Total Returns - First Trust Dow Jones Dividend and Income Allocation Portfolio	I 1 Year	I 5 Years	I Since Inception	I Inception Date	I Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		I Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		I Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		I Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) 1 Year		I Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) 5 Years		I Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) Since Inception		I Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		I Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		I Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		I Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		I Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		I Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		I Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		I Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		I Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception		I Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		I Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		I Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception		II 1 Year	II 5 Years	II Since Inception	II Inception Date	II Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		II Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		II Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		II Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) 1 Year		II Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) 5 Years		II Bloomberg Barclays U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes) Since Inception		II Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		II Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		II Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		II Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		II Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		II Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		II Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		II Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		II Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception		II Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		II Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		II Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.81%	9.44%	8.54%	May 01, 2012	15.85%	[1]	11.28%	[1]	9.90%	[1]	9.88%	[2]	6.74%	[2]	5.17%	[2]	20.89%	[3]	15.43%	[3]	14.35%	[3]	16.31%	[4]	11.38%	[4]	10.01%	[4]	10.72%	[5]	6.98%	[5]	5.46%	[5]	20.79%	[6]	15.36%	[6]	14.26%	[6]	8.13%	9.74%	8.47%	May 01, 2014	15.85%	[1]	11.28%	[1]	9.39%	[1]	9.88%	[2]	6.74%	[2]	5.34%	[2]	20.89%	[3]	15.43%	[3]	13.08%	[3]	16.31%	[4]	11.38%	[4]	9.53%	[4]	10.72%	[5]	6.98%	[5]	5.68%	[5]	20.79%	[6]	15.36%	[6]	12.99%	[6]

[1]	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg Barclays U.S. Corporate Investment-Grade Index returns. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.
[2]	Bloomberg Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. This index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg).
[3]	The Russell 3000® Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg).
[4]	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns. The Secondary Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Secondary Blended Benchmark for each period shown above.
[5]	The Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM measures the return of readily tradable, high-grade U.S. corporate bonds. The index includes an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities.
[6]	The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.